Morgan Stanley Global Fixed Income Opportunities Fund

Portfolio of Investments ▪ January 31, 2022 (unaudited)

PRINCIPAL AMOUNT (000)			COUPON RATE		MATURITY DATE	VALUE
		Corporate Bonds (42.8%)
		Australia (2.6%)
		Basic Materials
	$1,550	Glencore Funding LLC (a)	3.875%		10/27/27	$1,628,027
	625	Glencore Funding LLC (a)	4.00		03/27/27	661,149
	2,600	Glencore Funding LLC, Series GLEN	0.00	(b)	03/27/25	2,701,620
	2,150	Newcastle Coal Infrastructure Group Pty Ltd. (a)(c)	4.40		09/29/27	2,111,930
	1,925	Newcastle Coal Infrastructure Group Pty Ltd. (a)	4.70		05/12/31	1,832,760
						8,935,486
		Energy
	2,098	Santos Finance Ltd.	4.125		09/14/27	2,180,371
		Finance
	2,525	Australia & New Zealand Banking Group Ltd. (a)	2.57		11/25/35	2,339,502
EUR	3,000	Commonwealth Bank of Australia	1.936		10/03/29	3,471,161
	$2,075	Westpac Banking Corp.	2.668		11/15/35	1,958,247
						7,768,910
		Industrials
EUR	1,600	Aurizon Network Pty Ltd.	3.125		06/01/26	1,974,598
		Utilities
	1,200	APT Pipelines Ltd.	2.00		03/22/27	1,419,545
	$2,275	APT Pipelines Ltd. (a)	4.20		03/23/25	2,399,722
						3,819,267
		Total Australia				24,678,632

		Belgium (0.3%)
		Consumer, Non-Cyclical
EUR	1,750	Anheuser-Busch InBev SA	3.70		04/02/40	2,512,953

		Brazil (0.6%)
		Basic Materials
	$1,160	Braskem Netherlands Finance BV (a)	4.50		01/31/30	1,180,080
		Communications
	1,030	MercadoLibre, Inc.	3.125		01/14/31	929,302
		Consumer, Non-Cyclical
	1,725	JBS Finance Luxembourg Sarl (a)	2.50		01/15/27	1,675,424
	2,660	MARB BondCo PLC (a)	3.95		01/29/31	2,441,853
						4,117,277
		Total Brazil				6,226,659

		Burkina Faso (0.2%)
		Basic Materials
	1,930	IAMGOLD Corp. (a)(c)	5.75		10/15/28	1,813,814

		Canada (1.5%)
		Basic Materials
	1,475	Baffinland Iron Mines Corp./Baffinland Iron Mines LP (a)	8.75		07/15/26	1,537,680
	2,570	Hudbay Minerals, Inc. (a)	4.50		04/01/26	2,533,622
	1,960	NOVA Chemicals Corp. (a)	4.875		06/01/24	2,001,493
						6,072,795
		Communications
	1,729	Shopify, Inc. (c)	0.125		11/01/25	1,849,166
		Consumer, Non-Cyclical
	1,370	Garda World Security Corp. (a)	6.00		06/01/29	1,287,841

Morgan Stanley Global Fixed Income Opportunities Fund

Portfolio of Investments ▪ January 31, 2022 (unaudited) continued

	1,980	Garda World Security Corp. (a)	9.50	11/01/27	2,083,524
					3,371,365
		Energy
	1,065	Vermilion Energy, Inc. (a)(c)	5.625	03/15/25	1,079,473
		Industrials
	1,500	Titan Acquisition Ltd./Titan Co-Borrower LLC (a)	7.75	04/15/26	1,530,045
		Total Canada			13,902,844

		Cayman Islands (0.2%)
		Finance
	1,500	Banco del Pacifico SA	8.75	12/20/24	1,470,000

		Chile (0.2%)
		Communications
	2,030	Liberty Latin America Ltd.	2.00	07/15/24	1,956,413

		China (1.0%)
		Basic Materials
	1,080	CNAC HK Finbridge Co. Ltd.	3.875	06/19/29	1,132,304
		Communications
	1,463	Baidu, Inc.	1.72	04/09/26	1,428,585
	2,000	Baidu, Inc.	2.875	07/06/22	2,011,215
EUR	1,600	Prosus NV	2.031	08/03/32	1,704,339
	$2,100	Tencent Holdings Ltd. (a)	3.595	01/19/28	2,179,437
					7,323,576
		Finance
	1,720	Country Garden Holdings Co., Ltd.	7.25	04/08/26	1,496,400
		Total China			9,952,280

		Colombia (0.1%)
		Finance
	920	Grupo Aval Ltd. (a)	4.375	02/04/30	871,922

		Denmark (0.3%)
		Finance
EUR	2,200	Danske Bank A/S	1.375	02/12/30	2,481,917

		France (3.1%)
		Communications
	$2,110	Iliad Holding SASU (a)	7.00	10/15/28	2,148,624
EUR	2,450	Orange SA	5.00	(d)	3,169,835
					5,318,459
		Consumer, Cyclical
	3,000	Renault SA	1.125	10/04/27	3,098,205
		Energy
	2,300	TotalEnergies SE	2.708	(d)	2,644,002
	$2,000	TotalEnergies SE, Series FP	0.50	12/02/22	2,119,053
					4,763,055
		Finance
EUR	3,000	AXA SA	3.25	05/28/49	3,685,910
	$2,400	BNP Paribas SA (a)	2.819	11/19/25	2,432,821
EUR	3,000	BNP Paribas SA	2.875	10/01/26	3,642,248
	$1,875	BPCE SA (a)	5.15	07/21/24	1,997,092
EUR	2,000	Credit Agricole Assurances SA	4.50	(d)	2,482,249
	2,000	Credit Agricole SA	2.625	03/17/27	2,404,210
					16,644,530
		Total France			29,824,249

		Germany (1.8%)
		Consumer, Cyclical
	1,500	Volkswagen International Finance N.V.	4.625	(d)	1,838,923

Morgan Stanley Global Fixed Income Opportunities Fund

Portfolio of Investments ▪ January 31, 2022 (unaudited) continued

	300	Volkswagen International Finance N.V., Series 10Y	1.875	03/30/27	353,348
					2,192,271
		Consumer, Non-Cyclical
	1,000	Techem Verwaltungsgesellschaft 675 mbH	2.00	07/15/25	1,090,365
	825	Techem Verwaltungsgesellschaft 675 mbH (a)	2.00	07/15/25	899,551
					1,989,916
		Energy
	2,400	Wintershall Dea Finance BV	1.332	09/25/28	2,666,756
		Finance
	$3,000	Deutsche Bank AG, Series E	0.962	11/08/23	2,968,772
EUR	2,400	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	3.25	05/26/49	2,972,396
	2,300	Vonovia SE	0.625	12/14/29	2,485,642
					8,426,810
		Industrials
	1,600	Deutsche Post AG, Series DPW	0.05	06/30/25	2,078,794
		Total Germany			17,354,547

		Ghana (0.2%)
		Energy
	$1,600	Tullow Oil PLC	10.25	05/15/26	1,618,896

		India (0.6%)
		Communications
	1,150	Bharti Airtel International Netherlands BV (a)	5.35	05/20/24	1,224,864
	1,990	Bharti Airtel Ltd.	4.375	06/10/25	2,093,823
					3,318,687
		Energy
	1,800	ONGC Videsh Vankorneft Pte Ltd.	3.75	07/27/26	1,858,913
		Finance
	825	Indian Railway Finance Corp. Ltd. (c)	3.57	01/21/32	824,340
		Total India			6,001,940

		Ireland (0.5%)
		Finance
	2,125	AerCap Ireland Capital DAC/AerCap Global Aviation Trust	2.45	10/29/26	2,091,031
	1,775	Avolon Holdings Funding Ltd. (a)	2.875	02/15/25	1,784,694
	1,300	Park Aerospace Holdings Ltd. (a)	5.50	02/15/24	1,373,172
		Total Ireland			5,248,897

		Italy (0.6%)
		Finance
EUR	3,000	Assicurazioni Generali SpA	5.50	10/27/47	3,987,361
		Utilities
	1,900	Enel SpA	2.50	(d)	2,199,229
		Total Italy			6,186,590

		Kazakhstan (0.1%)
		Energy
	$1,100	KazMunayGas National Co. JSC	4.75	04/19/27	1,171,018

		Luxembourg (0.3%)
		Finance
EUR	1,000	Blackstone Property Partners Europe Holdings Sarl	1.25	04/26/27	1,118,259
	1,500	Blackstone Property Partners Europe Holdings Sarl	2.20	07/24/25	1,762,046
		Total Luxembourg			2,880,305

Morgan Stanley Global Fixed Income Opportunities Fund

Portfolio of Investments ▪ January 31, 2022 (unaudited) continued

		Mexico (0.1%)
		Finance
	$1,600	Banco Actinver SA/Grupo GICSA SAB de CV (a)	4.80	12/18/34	1,128,000

		Netherlands (2.0%)
		Communications
EUR	2,000	UPC Holding BV	3.875	06/15/29	2,237,951
		Consumer, Cyclical
	2,250	Nobel Bidco BV (a)	3.125	06/15/28	2,366,947
		Consumer, Non-Cyclical
	1,000	Q-Park Holding I BV	1.50	03/01/25	1,066,902
	1,000	Q-Park Holding I BV (a)	1.50	03/01/25	1,066,903
					2,133,805
		Finance
	3,000	ASR Nederland N.V.	5.00	(d)	3,711,195
	3,000	ING Groep N.V.	1.00	11/13/30	3,337,642
	3,000	NN Group N.V.	4.50	(d)	3,742,286
					10,791,123
		Utilities
	$1,510	InterGen N.V. (a)	7.00	06/30/23	1,487,297
		Total Netherlands			19,017,123

		Panama (0.1%)
		Utilities
	1,000	AES Panama Generation Holdings SRL	4.375	05/31/30	996,660

		Portugal (0.3%)
		Utilities
EUR	2,300	EDP - Energias de Portugal SA	1.70	07/20/80	2,536,099

		Russia (0.1%)
		Finance
	1,240	Credit Bank of Moscow Via CBOM Finance PLC (a)	3.10	01/21/26	1,219,536

		Spain (2.3%)
		Communications
	2,000	Telefonica Europe BV	5.875	(d)	2,441,696
		Consumer, Non-Cyclical
	1,175	Grifols SA	2.25	11/15/27	1,284,723
	425	Grifols SA (a)	2.25	11/15/27	464,687
					1,749,410
		Energy
	2,050	Repsol International Finance BV	2.50	(d)	2,240,634
		Finance
	3,000	Banco Santander SA	3.125	01/19/27	3,659,180
	$3,600	Banco Santander SA	5.179	11/19/25	3,920,140
EUR	2,700	CaixaBank SA	2.25	04/17/30	3,113,307
	2,000	Inmobiliaria Colonial Socimi SA	1.35	10/14/28	2,284,892
					12,977,519
		Utilities
	1,700	Iberdrola International BV, Series NC6	1.45	(d)	1,875,962
	900	IE2 Holdco SAU	2.875	06/01/26	1,089,921
					2,965,883
		Total Spain			22,375,142

		Sweden (0.4%)
		Finance
	2,100	Akelius Residential Property Financing BV	1.125	01/11/29	2,275,283
	1,750	Intrum AB	3.125	07/15/24	1,965,220

Morgan Stanley Global Fixed Income Opportunities Fund

Portfolio of Investments ▪ January 31, 2022 (unaudited) continued

		Total Sweden				4,240,503

		Switzerland (0.6%)
		Basic Materials
	$1,000	Syngenta Finance N.V. (a)	4.441		04/24/23	1,019,520
		Finance
	2,925	Credit Suisse Group AG (a)	2.593		09/11/25	2,942,984
	1,375	UBS AG	5.125		05/15/24	1,458,703
						4,401,687
		Total Switzerland				5,421,207

		Turkey (0.3%)
		Basic Materials
	2,670	Eldorado Gold Corp. (a)(c)	6.25		09/01/29	2,673,337

		United Arab Emirates (0.3%)
		Energy
	2,825	Galaxy Pipeline Assets Bidco Ltd. (a)	2.625		03/31/36	2,665,179

		United Kingdom (2.5%)
		Consumer, Non-Cyclical
	1,125	BAT Capital Corp.	4.906		04/02/30	1,228,322
	2,350	Imperial Brands Finance PLC (a)	3.125		07/26/24	2,403,093
						3,631,415
		Energy
	1,075	BP Capital Markets PLC	4.375		(d)	1,104,562
	2,300	BP Capital Markets PLC	4.875		(d)	2,435,125
GBP	1,400	BP Capital Markets PLC, Series BP	1.00		04/28/23	1,973,380
						5,513,067
		Finance
EUR	1,700	Aviva PLC	3.875		07/03/44	2,049,271
	$1,900	Barclays PLC	3.932		05/07/25	1,973,371
	3,400	HSBC Holdings PLC	2.633		11/07/25	3,439,381
	1,000	HSBC Holdings PLC	4.375		11/23/26	1,067,869
GBP	1,000	Lloyds Banking Group PLC	2.25		10/16/24	1,352,962
	$1,375	Lloyds Banking Group PLC	4.375		03/22/28	1,503,233
EUR	900	Lloyds Banking Group PLC	4.947		(d)	1,080,619
	$2,650	Standard Chartered PLC (a)	2.678		06/29/32	2,503,462
						14,970,168
		Utilities
GBP	850	NGG Finance PLC	5.625		06/18/73	1,220,554
		Total United Kingdom				25,335,204

		United States (19.6%)
		Basic Materials
	$1,575	Chemours Co. (The) (a)	5.75		11/15/28	1,602,326
	1,475	GPD Cos, Inc. (a)	10.125		04/01/26	1,552,710
	1,000	Hexion, Inc. (a)	7.875		07/15/27	1,061,040
	465	JW Aluminum Continuous Cast Co. (a)	10.25		06/01/26	486,967
	1,475	Rain CII Carbon LLC/CII Carbon Corp. (a)	7.25		04/01/25	1,499,928
						6,202,971
		Communications
	1,306	Arches Buyer, Inc. (a)	4.25		06/01/28	1,236,514
	2,825	AT&T, Inc.	2.55		12/01/33	2,658,252
GBP	1,000	AT&T, Inc.	2.90		12/04/26	1,390,871
	$700	Charter Communications Operating LLC/Charter Communications Operating Capital	2.30		02/01/32	630,915
	2,725	Charter Communications Operating LLC/Charter Communications Operating Capital	2.80		04/01/31	2,583,178
	2,950	Charter Communications Operating LLC/Charter Communications Operating Capital	4.908		07/23/25	3,186,955
	1,350	Expedia Group, Inc. (a)(c)	0.00	(b)	02/15/26	1,583,962

Morgan Stanley Global Fixed Income Opportunities Fund

Portfolio of Investments ▪ January 31, 2022 (unaudited) continued

	2,175	Level 3 Financing, Inc. (a)	3.40		03/01/27	2,179,165
	1,375	Liberty Interactive LLC	8.25		02/01/30	1,430,000
	1,475	Photo Holdings Merger Sub, Inc. (a)	8.50		10/01/26	1,491,786
	3,088	Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC (a)	4.738		03/20/25	3,226,144
	1,475	T-Mobile USA, Inc. (c)	2.25		11/15/31	1,359,213
	1,485	Uber Technologies, Inc.	0.00	(b)	12/15/25	1,398,048
	2,650	Univision Communications, Inc. (a)	4.50		05/01/29	2,629,052
GBP	1,800	Verizon Communications, Inc.	1.125		11/03/28	2,250,110
	$875	Verizon Communications, Inc.	2.10		03/22/28	853,679
						30,087,844
		Consumer, Cyclical
	1,550	American Airlines Inc/AAdvantage Loyalty IP Ltd. (a)	5.75		04/20/29	1,589,463
	1,927	American Axle & Manufacturing, Inc. (c)	6.50		04/01/27	1,987,739
	1,425	American Greetings Corp. (a)	8.75		04/15/25	1,454,426
	1,525	Carvana Co. (a)	5.50		04/15/27	1,423,587
	2,760	Ferrellgas LP/Ferrellgas Finance Corp. (a)	5.375		04/01/26	2,618,854
	1,815	Fertitta Entertainment co.	6.75		01/15/30	1,766,530
	1,825	General Motors Financial Co., Inc.	2.90		02/26/25	1,861,413
	2,375	General Motors Financial Co., Inc.	4.30		07/13/25	2,511,570
	3,450	Hyundai Capital America (a)	1.80		01/10/28	3,266,299
	2,075	Hyundai Capital America (a)(c)	3.00		02/10/27	2,099,136
	3,975	Las Vegas Sands Corp.	3.20		08/08/24	4,025,368
	1,530	Lions Gate Capital Holdings LLC (a)	5.50		04/15/29	1,523,398
	2,170	Peloton Interactive, Inc. (a)(c)	0.00	(b)	02/15/26	1,868,084
	3,700	Resorts World Las Vegas LLC/RWLV Capital, Inc. (a)(c)	4.625		04/16/29	3,570,556
	1,147	TPro Acquisition Corp. (a)	11.00		10/15/24	1,249,519
						32,815,942
		Consumer, Non-Cyclical
	1,150	AbbVie, Inc.	3.20		11/21/29	1,185,766
	220	Allied Universal Holdco LLC/Allied Universal Finance Corp (a)	6.00		06/01/29	208,864
	1,430	Allied Universal Holdco LLC/Allied Universal Finance Corp. (a)	9.75		07/15/27	1,510,831
	1,520	Bausch Health Cos, Inc. (a)	6.125		04/15/25	1,550,210
	1,970	BioMarin Pharmaceutical, Inc.	0.599		08/01/24	2,059,635
	1,000	Cigna Corp.	2.375		03/15/31	958,575
	1,505	Coty, Inc. (a)	6.50		04/15/26	1,525,987
	1,000	CVS Health Corp.	3.75		04/01/30	1,064,709
	1,450	Dexcom, Inc. (c)	0.25		11/15/25	1,549,044
	1,600	H-Food Holdings LLC/Hearthside Finance Co., Inc. (a)	8.50		06/01/26	1,581,600
	1,050	Intercept Pharmaceuticals, Inc.	3.25		07/01/23	1,000,456
	355	Mozart Debt Merger Sub, Inc. (a)	5.25		10/01/29	345,882
	1,475	Radiology Partners, Inc. (a)	9.25		02/01/28	1,470,900
	1,400	Royalty Pharma PLC	1.20		09/02/25	1,345,333
	1,850	Select Medical Corp. (a)	6.25		08/15/26	1,904,344
	1,500	Sotheby's (a)	7.375		10/15/27	1,561,072
EUR	1,900	Thermo Fisher Scientific, Inc.	0.875		10/01/31	2,099,105
	2,350	Upjohn Finance BV	1.362		06/23/27	2,669,741
	$2,060	US Foods, Inc. (a)	4.75		02/15/29	2,025,443
	1,400	US Renal Care, Inc. (a)	10.625		07/15/27	1,429,799
						29,047,296
		Energy
	2,050	Diamondback Energy, Inc.	2.875		12/01/24	2,092,903
	1,460	Endeavor Energy Resources LP/EER Finance, Inc. (a)	5.75		01/30/28	1,512,611
	2,600	Energy Transfer LP	5.50		06/01/27	2,914,015
	645	Global Partners LP/GLP Finance Corp.	6.875		01/15/29	668,420
	975	Global Partners LP/GLP Finance Corp.	7.00		08/01/27	1,008,140

Morgan Stanley Global Fixed Income Opportunities Fund

Portfolio of Investments ▪ January 31, 2022 (unaudited) continued

	3,750	Occidental Petroleum Corp.	3.50		08/15/29	3,702,094
	1,900	ONEOK, Inc.	3.10		03/15/30	1,871,008
	1,725	ONEOK, Inc.	5.85		01/15/26	1,945,676
	1,025	PBF Holding Co. LLC/PBF Finance Corp.	6.00		02/15/28	722,584
	2,650	Sabine Pass Liquefaction LLC	4.50		05/15/30	2,909,520
						19,346,971
		Finance
	1,375	Acrisure LLC/Acrisure Finance, Inc. (a)	10.125		08/01/26	1,484,945
	1,275	Advisor Group Holdings, Inc. (a)	10.75		08/01/27	1,406,344
	750	Air Lease Corp.	0.80		08/18/24	726,584
	4,550	Bank of America Corp.	4.25		10/22/26	4,921,780
	2,500	Citigroup, Inc.	2.52		11/03/32	2,410,122
	2,700	Citigroup, Inc.	5.50		09/13/25	2,998,544
	1,100	Coinbase Global, Inc. (a)(c)	3.375		10/01/28	988,399
	1,375	Crown Castle International Corp.	3.30		07/01/30	1,397,016
	1,950	Discover Bank	2.45		09/12/24	1,971,257
	1,000	Enova International, Inc. (a)	8.50		09/01/24	1,008,540
	1,000	Enova International, Inc. (a)	8.50		09/15/25	1,030,035
	1,065	Five Point Operating Co. LP/Five Point Capital Corp. (a)	7.875		11/15/25	1,099,959
	1,180	Global Atlantic Fin Co. (a)	4.70		10/15/51	1,177,406
	3,425	GLP Capital LP/GLP Financing II, Inc.	4.00		01/15/30	3,533,949
EUR	1,800	Goldman Sachs Group, Inc. (The)	2.00		11/01/28	2,150,411
	$1,425	Howard Hughes Corp. (The) (a)	4.375		02/01/31	1,357,925
	2,060	Jane Street Group/JSG Finance, Inc. (a)	4.50		11/15/29	2,022,827
	1,610	Jefferies Finance LLC/JFIN Co-Issuer Corp. (a)	5.00		08/15/28	1,593,924
	2,625	JPMorgan Chase & Co.	4.125		12/15/26	2,831,595
	900	JPMorgan Chase Bank NA	0.00	(b)	12/28/23	891,675
EUR	1,500	Prologis Euro Finance LLC	1.875		01/05/29	1,779,999
	$1,525	Provident Funding Associates LP/PFG Finance Corp. (a)	6.375		06/15/25	1,562,942
	1,510	SBA Communications Corp.	3.125		02/01/29	1,409,547
	1,060	SVB Financial Group	4.10		(d)	1,006,173
						42,761,898
		Industrials
	1,775	Boeing Co. (The)	2.70		02/01/27	1,779,627
	850	Boeing Co. (The)	5.15		05/01/30	958,021
	1,425	LABL Inc. (a)	10.50		07/15/27	1,465,798
	2,615	Mauser Packaging Solutions Holding Co. (a)	7.25		04/15/25	2,603,141
	1,395	Trident TPI Holdings, Inc. (a)	6.625		11/01/25	1,391,575
	1,415	Triumph Group, Inc. (a)	6.25		09/15/24	1,411,767
	1,420	Werner FinCo LP/Werner FinCo, Inc. (a)(c)	8.75		07/15/25	1,471,859
						11,081,788
		Information Technology
	1,900	Vontier Corp.	1.80		04/01/26	1,833,652
		Technology
	1,125	Broadcom, Inc.	4.30		11/15/32	1,203,618
	1,165	Castle US Holding Corp. (a)	9.50		02/15/28	1,206,078
	750	CDW LLC/CDW Finance Corp.	2.67		12/01/26	743,084
	2,150	Dell International LLC/EMC Corp.	4.00		07/15/24	2,250,320
EUR	1,900	Fidelity National Information Services, Inc.	1.50		05/21/27	2,198,977
	$1,150	Oracle Corp.	2.875		03/25/31	1,111,224
	1,950	Western Digital Corp.	1.50		02/01/24	1,951,511
						10,664,812
		Utilities
	2,240	NRG Energy, Inc. (a)	3.625		02/15/31	2,081,677
	800	Pacific Gas and Electric Co.	2.50		02/01/31	732,214
						2,813,891
		Total United States				186,657,065
		Total Corporate Bonds (Cost $421,580,668)				410,418,931

Morgan Stanley Global Fixed Income Opportunities Fund

Portfolio of Investments ▪ January 31, 2022 (unaudited) continued

		Sovereign (10.1%)
		Australia (0.4%)
AUD	4,500	Australia Government Bond	2.75	11/21/29	3,402,645

		China (1.5%)
CNY	86,000	China Government Bond	3.27	11/19/30	14,037,449

		Dominican Republic (0.5%)
	$2,600	Dominican Republic International Bond (a)	4.875	09/23/32	2,557,126
	2,300	Dominican Republic International Bond (a)	5.875	01/30/60	2,087,250
		Total Dominican Republic			4,644,376

		Ecuador (0.1%)
	1,800	Ecuador Government International Bond (a)(e)	1.00	07/31/35	1,280,700

		Egypt (1.4%)
EGP	45,285	Egypt Government Bond	13.765	01/05/24	2,881,221
	11,715	Egypt Government Bond	13.765	01/05/24	745,357
	57,000	Egypt Government Bond	14.06	01/12/26	3,601,479
EUR	2,100	Egypt Government International Bond (a)	4.75	04/16/26	2,251,069
	2,600	Egypt Government International Bond (a)	6.375	04/11/31	2,575,321
	$970	Egypt Government International Bond (a)	7.50	02/16/61	755,819
	400	Egypt Government International Bond (a)	8.875	05/29/50	343,748
		Total Egypt			13,154,014

		Indonesia (0.7%)
EUR	500	Indonesia Government International Bond	0.90	02/14/27	556,108
	1,600	Indonesia Government International Bond	1.45	09/18/26	1,844,463
	300	Indonesia Government International Bond	1.75	04/24/25	349,704
	$800	Indonesia Government International Bond	4.20	10/15/50	854,375
	2,600	Perusahaan Listrik Negara PT (a)	6.25	01/25/49	3,053,726
		Total Indonesia			6,658,376

		Italy (1.5%)
EUR	11,918	Italy Buoni Poliennali Del Tesoro (a)	0.65	10/28/27	14,317,151

		Ivory Coast (0.2%)
	2,300	Ivory Coast Government International Bond (a)	4.875	01/30/32	2,432,310

		Mexico (1.2%)
MXN	96,000	Mexican Bonos	8.50	05/31/29	4,890,542
	26,000	Mexican Bonos, Series M	7.75	05/29/31	1,266,057
EUR	1,500	Petroleos Mexicanos	2.75	04/21/27	1,566,960
	$2,100	Petroleos Mexicanos (a)	6.70	02/16/32	2,082,266
	1,200	Petroleos Mexicanos	6.95	01/28/60	1,029,564
	1,100	Petroleos Mexicanos	7.69	01/23/50	1,020,987
		Total Mexico			11,856,376

		Morocco (0.1%)
	1,100	Morocco Government International Bond (a)	4.00	12/15/50	946,660

		Nigeria (0.4%)
	1,500	Africa Finance Corp. (a)	4.375	04/17/26	1,606,110
	550	Nigeria Government International Bond (a)	7.375	09/28/33	513,865
	2,100	Nigeria Government International Bond (a)	9.248	01/21/49	2,103,307
		Total Nigeria			4,223,282

		Qatar (0.2%)
	1,500	Qatar Government International Bond	5.103	04/23/48	1,941,975

		Senegal (0.3%)
	2,600	Senegal Government International Bond	6.25	05/23/33	2,625,600

		South Africa (1.6%)
	1,300	Eskom Holdings SOC Ltd.	7.125	02/11/25	1,322,607
ZAR	120,000	Republic of South Africa Government Bond	8.00	01/31/30	7,213,273
	129,000	Republic of South Africa Government Bond	9.00	01/31/40	7,330,003
		Total South Africa			15,865,883
		Total Sovereign (Cost $96,080,944)			97,386,797

Morgan Stanley Global Fixed Income Opportunities Fund

Portfolio of Investments ▪ January 31, 2022 (unaudited) continued

	Agency Fixed Rate Mortgages (0.0%) (f)
$1	Federal Home Loan Mortgage Corporation, Gold Pool:	6.50		10/01/32	710
	Federal National Mortgage Association, Conventional Pools:
19		6.50		05/01/28–01/01/32	21,634
3		7.00		11/01/32	2,887
	Government National Mortgage Association,
	Various Pools:
4		7.50		07/20/25	3,801
15		8.00		04/15/22–05/15/30	15,283
	Total Agency Fixed Rate Mortgages (Cost $42,142)				44,315

	Asset-Backed Securities (15.0%)
839	ABFC Trust, 1 Month USD LIBOR + 1.05%	1.158	(g)	08/25/33	839,560
4,052	Ajax Mortgage Loan Trust (a)	2.239		06/25/66	4,003,122
1,000	American Homes 4 Rent (a)	5.885		04/17/52	1,062,849
1,500	American Homes 4 Rent Trust (a)	6.231		10/17/36	1,595,951
2,449	AMSR Trust (a)	3.867		01/19/39	2,436,459
500	Apidos XXXV, 3 Month USD LIBOR + 5.75% (a)	6.004	(g)	04/20/34	490,391
72	Asset-Backed Securities Corp. Home Equity Loan Trust, 1 Month USD LIBOR + 0.38%	0.488	(g)	03/25/36	71,497
1,840	Bayview Financial Revolving Asset Trust, 1 Month USD LIBOR + 1.00% (a)	1.109	(g)	02/28/40	1,785,446
302	Bear Stearns Asset-Backed Securities Trust	2.709	(g)	07/25/36	302,757
2,406	Blackbird Capital Aircraft Lease Securitization Ltd. (a)	4.213		12/16/41	2,360,809
628	Business Loan Express Business Loan Trust, 1 Month USD LIBOR + 0.40% (a)	0.504	(g)	10/20/40	586,781
2,771	Cascade Funding Mortgage Trust (a)	4.00	(g)	06/25/69	2,764,437
1,291	Cascade MH Asset Trust (a)	4.00	(g)	11/25/44	1,332,316
	CBAM 2020-14 Ltd.
500	3 Month USD LIBOR + 3.10% (a)	3.354	(g)	04/20/34	501,207
250	3 Month USD LIBOR + 6.50% (a)	6.754	(g)	04/20/34	251,398
3,000	CFMT 2020-HB4 LLC (a)	2.72	(g)	12/26/30	2,978,962
822	Chase Funding Loan Acquisition Trust	5.50		08/25/34	824,994
173	CIM Small Business Loan Trust, 1 Month USD LIBOR + 1.40% (a)	1.504	(g)	03/20/43	171,860
800	Citigroup Mortgage Loan Trust, 1 Month USD LIBOR + 3.00% (a)	3.108	(g)	07/25/44	844,299
3,000	Cologix Data Centers US Issuer LLC (a)	3.30		12/26/51	3,012,828
	Conn's Receivables Funding LLC
703	(a)	4.20		06/16/25	705,823
563	(a)	4.27		06/16/25	564,738
2,000	(a)	4.59		05/15/26	1,986,873
	Consumer Loan Underlying Bond Credit Trust
2,500	(a)	4.41		10/15/26	2,525,273
300	(a)	5.21		07/15/25	302,611
1,500	CWABS Asset-Backed Certificates Trust, 1 Month USD LIBOR + 1.58%	1.683	(g)	03/25/35	1,512,877
1,009	Diamond Resorts Owner Trust (a)	4.02		02/20/32	1,018,171
	DT Auto Owner Trust
1,850	(a)	4.94		02/17/26	1,910,162
1,100	(a)	5.33		11/17/25	1,131,937
1,101	(a)	5.42		03/17/25	1,109,943
1,364	ECAF I Ltd. (Cayman Islands) (a)	4.947		06/15/40	1,023,386
144	EMC Mortgage Loan Trust, 1 Month USD LIBOR + 1.50% (a)	1.608	(g)	11/25/30	144,047
	Exeter Automobile Receivables Trust
2,000	(a)	4.00		08/17/26	2,063,555

Morgan Stanley Global Fixed Income Opportunities Fund

Portfolio of Investments ▪ January 31, 2022 (unaudited) continued

	750	(a)	5.20		01/15/26	779,278
	600	(a)	5.38		07/15/25	616,263
		Finance of America HECM Buyout
	2,000	(a)	3.64	(g)	02/25/31	1,977,180
	2,500	(a)	4.57	(g)	07/25/30	2,518,969
	700	First Investors Auto Owner Trust (a)	5.36		01/15/25	717,908
		Flagship Credit Auto Trust
	500	(a)	5.10		05/15/25	510,595
	805	(a)	5.28		12/15/25	842,045
	261	Freed ABS Trust (a)	3.19		11/18/26	261,340
	1,224	GAIA Aviation Ltd. (Cayman Islands) (a)	7.00		12/15/44	984,347
		GLS Auto Receivables Issuer Trust
	700	(a)	3.84		05/15/26	711,703
	550	(a)	4.94		12/15/25	570,945
		GSAA Home Equity Trust
	106	1 Month USD LIBOR + 1.88%	1.983	(g)	12/25/34	107,805
	378		6.502		11/25/36	199,560
	258	JOL Air Ltd. (Cayman Islands) (a)	4.948		04/15/44	242,665
	500	KKR Clo 16 Ltd., 3 Month USD LIBOR + 7.11% (Cayman Islands) (a)	7.364	(g)	10/20/34	484,525
	450	Legacy Mortgage Asset Trust (a)	3.75		04/25/59	451,755
	1,376	LoanMe Trust (a)	5.00		09/15/34	1,387,801
	1,128	METAL LLC (a)	4.581		10/15/42	1,014,372
	4,222	MFA 2021-NPL1 LLC (a)	2.363		03/25/60	4,175,620
		New Residential Mortgage LLC
	4,023	(a)	5.437		06/25/25	4,041,833
	1,367	(a)	5.437		07/25/25	1,377,635
		Newday Funding PLC
GBP	2,000		2.096		03/15/29	2,705,010
	1,000	1 Month GBP SONIA + 3.00% (United Kingdom) (a)	3.157	(g)	09/15/27	1,355,193
		Newtek Small Business Loan Trust
	$620	Daily U.S. Prime Rate - 0.55% (a)	2.70	(g)	02/25/44	622,144
	1,409	Daily U.S. Prime Rate - 0.80% (a)	4.05	(g)	12/25/48	1,411,250
	600	NRZ Advance Receivables Trust (a)	5.801		10/15/52	600,954
		NRZ Excess Spread-Collateralized Notes
	1,404	(a)	2.981		03/25/26	1,381,923
		Class A
	3,487	(a)	3.104		07/25/26	3,417,121
	2,094	(a)	3.228		05/25/26	2,064,195
	2,828	Oakwood Mortgage Investors, Inc.	7.405	(g)	06/15/31	559,773
	788	Ownit Mortgage Loan Trust, 0.54% - 1 Month USD LIBOR	0.378	(h)	03/25/37	780,491
	2,500	PMT FMSR Issuer Trust, 1 Month USD LIBOR + 3.00% (a)	3.108	(g)	03/25/26	2,497,170
	4,500	PNMAC GMSR Issuer Trust, 1 Month USD LIBOR + 2.35% (a)	2.458	(g)	04/25/23	4,479,103
	3,337	1 Month USD LIBOR + 2.65% (a)	2.758	(g)	08/25/25	3,345,229
	3,000	1 Month USD LIBOR + 2.85% (a)	2.958	(g)	02/25/23	3,007,007
		Progress Residential 2020-SFR1 Trust
	2,975	(a)	3.032		04/17/37	2,969,144
	2,447	(a)	3.431		04/17/37	2,429,077
	2,984	Raptor Aircraft Finance I LLC (a)	4.213		08/23/44	2,656,845
	571	ReadyCap Lending Small Business Loan Trust, Daily U.S. Prime Rate - 0.50% (a)	2.75	(g)	12/27/44	569,784
	250	Regatta XVIII Funding Ltd., 3 Month USD LIBOR + 5.95% (Cayman Islands) (a)	6.191	(g)	01/15/34	248,740
	2,544	SFS Asset Securitization LLC (a)	4.238		06/10/25	2,540,568
	2,643	Shenton Aircraft Investment I Ltd. (Cayman Islands) (a)	4.75		10/15/42	2,517,473
		Skopos Auto Receivables Trust

Morgan Stanley Global Fixed Income Opportunities Fund

Portfolio of Investments ▪ January 31, 2022 (unaudited) continued

770	(a)	3.63		09/16/24	775,550
2,240	(a)	5.24		04/15/25	2,287,363
527	Sprite Ltd. (a)	6.90		12/15/37	351,005
1,227	START Ireland (Bermuda) (a)	4.089		03/15/44	1,201,333
1,942	Start Ltd. (Bermuda) (a)	4.089		05/15/43	1,908,357
1,000	TICP VI Ltd., 3 Month USD LIBOR + 6.25% (a)	6.491	(g)	01/15/34	988,222
	Tricon American Homes Trust
1,480	(a)	3.745		03/17/38	1,472,330
3,000	(a)	4.216		01/17/36	3,016,544
4,000	(a)	4.882		07/17/38	4,070,194
3,000	(a)	5.104		01/17/36	3,038,200
1,225	Trimaran Cavu 2021-1 Ltd., 3 Month USD LIBOR + 3.45% (Cayman Islands) (a)	3.709	(g)	04/23/32	1,226,481
	Trinitas VI Ltd.,
1,000	3 Month USD LIBOR + 3.75% (a)	4.008	(g)	01/25/34	1,009,759
1,000	3 Month USD LIBOR + 6.82% (a)	7.074	(g)	01/25/34	979,394
506	Truman Capital Mortgage Loan Trust, 1 Month USD LIBOR + 0.26% (a)	0.368	(g)	03/25/36	504,092
800	United Auto Credit Securitization Trust (a)	4.29		08/12/24	800,680
	Upstart Securitization Trust,
690	(a)	3.734		09/20/29	692,904
1,432	(a)	3.829		01/21/30	1,440,643
1,258	US Auto Funding 2019-1 LLC (a)	5.34		03/15/23	1,263,417
3,500	USASF Receivables 2019-1A LLC (a)	8.06		11/15/25	3,594,062
1,700	USASF Receivables 2020-1 LLC (a)	9.35		03/15/27	1,762,011
1,000	Vibrant XII Ltd., 3 Month USD LIBOR + 7.11% (a)	7.364	(g)	01/20/34	1,007,721
	Total Asset-Backed Securities (Cost $145,146,512)				143,739,919

	Collateralized Mortgage Obligations - Agency Collateral Series (0.4%)
	Federal Home Loan Mortgage Corporation
100	1 Month USD LIBOR + 5.25% (a)	5.351	(g)	07/25/26	101,939
	IO
7,000		2.629	(g)	01/25/49	1,378,525
6,430		3.068	(g)	11/25/36	2,074,668
	Federal National Mortgage Association,
	IO REMIC
297		1.601	(g)	03/25/44	13,596
662		1.612	(g)	10/25/39	35,949
122	6.55% - 1 Month USD LIBOR	6.442	(h)	08/25/41	5,128
766	Government National Mortgage Association, IO, 6.25% - 1 Month USD LIBOR	6.146	(h)	12/20/42	122,792
	Total Collateralized Mortgage Obligations - Agency Collateral Series (Cost $3,609,332)				3,732,597

	Commercial Mortgage-Backed Securities (2.0%)
412	BX Trust, 1 Month USD LIBOR + 1.98% (a)	2.081	(g)	09/15/37	397,559
556	CG-CCRE Commercial Mortgage Trust, 1 Month USD LIBOR + 1.85% (a)	1.96	(g)	11/15/31	546,593
900	Citigroup Commercial Mortgage Trust (a)	3.503	(g)	12/10/41	808,390
	COMM Mortgage Trust
1,500	(a)	3.40	(g)	08/15/57	1,427,880
300		4.605		02/10/47	296,551
139	(a)	4.751	(g)	07/15/47	137,983
	IO
3,255		0.546	(g)	02/10/47	30,986
803	COOF Securitization Trust, IO (a)	2.74	(g)	10/25/40	63,523
4,977	COOF Securitization Trust II, IO (a)	2.482	(g)	08/25/41	353,338
4,000	CSMC 2020-TMIC, Class A, 1 Month USD LIBOR + 3.00% (a)	3.25	(g)	12/15/35	4,020,230

Morgan Stanley Global Fixed Income Opportunities Fund

Portfolio of Investments ▪ January 31, 2022 (unaudited) continued

	31,675	GS Mortgage Securities Corp. II, IO (a)	0.457	(g)	10/10/32	55,976
	443	InTown Hotel Portfolio Trust, 1 Month USD LIBOR + 2.30% (a)	2.557	(g)	01/15/33	443,012
	3,365	JP Morgan Chase Commercial Mortgage Securities Trust, IO	0.854	(g)	07/15/47	43,191
		JPMBB Commercial Mortgage Securities Trust
	136	(a)	3.986	(g)	09/15/47	133,858
	405	(a)	4.656	(g)	04/15/47	403,700
		IO
	2,953		0.963	(g)	08/15/47	59,606
		KGS-Alpha SBA COOF Trust,
		IO
	634	(a)	2.908	(g)	07/25/41	74,329
	667	(a)	2.978	(g)	04/25/40	38,022
	1,500	MFT Mortgage Trust (a)	3.283	(g)	08/10/40	1,454,837
	1,000	MKT 2020-525M Mortgage Trust (a)	2.941	(g)	02/12/40	900,229
	1,415	Multifamily Connecticut Avenue Securities Trust, 1 Month USD LIBOR + 1.95% (a)	2.058	(g)	03/25/50	1,402,159
	1,500	Natixis Commercial Mortgage Securities Trust (a)	4.135	(g)	05/15/39	1,380,923
	1,669	Sutherland Commercial Mortgage Trust (a)	2.23	(g)	12/25/41	1,621,207
EUR	1,085	Taurus 2018-1 IT SRL, 3 Month EURIBOR + 1.00% (Italy)	1.00	(g)	05/18/30	1,216,794
	$162	VCC 2020-MC1 Trust (a)	4.50	(g)	06/25/45	162,565
	900	Wells Fargo Commercial Mortgage Trust (a)	4.368	(g)	04/15/50	839,810
	541	WFRBS Commercial Mortgage Trust (a)	5.001	(g)	09/15/46	536,966
		Total Commercial Mortgage-Backed Securities (Cost $18,873,181)				18,850,217

		Mortgages - Other (16.6%)
		Alternative Loan Trust
	104	1 Month USD LIBOR + 0.36%	0.468	(g)	05/25/47	99,640
	208	1 Month USD LIBOR + 0.50%	0.608	(g)	10/25/35	143,655
	118		2.283	(g)	10/25/35	113,030
	50		2.784	(g)	08/25/35	48,975
	109		3.044	(g)	05/25/36	91,714
	20		5.50		02/25/36	15,211
	332		6.00		04/25/36	208,385
	164		6.00		07/25/37	132,989
		PAC
	15		5.50		02/25/36	11,691
	47		6.00		04/25/36	32,403
	4,011	Asset Backed Trust (a)	2.116		06/25/61	3,944,014
	100	Banc of America Alternative Loan Trust, 1 Month USD LIBOR + 0.65%	0.758	(g)	07/25/46	81,431
		Banc of America Funding Trust
	14		5.25		07/25/37	14,552
	466		5.50		09/25/35	488,135
	63		6.00		07/25/37	61,684
GBP	800	Banna RMBS DAC, 3 Month GBP SONIA LIBOR + 3.50% (United Kingdom)	3.694	(g)	12/30/63	1,064,026
	$79	BCAP LLC Trust (a)	3.144	(g)	03/26/37	68,853
		Bear Stearns Trust
	49		3.04	(g)	05/25/47	49,164
	221		3.185	(g)	05/25/36	215,939
	3,216	Brean Asset Backed Securities Trust (a)	1.40	(g)	10/25/63	3,035,858
		Cascade Funding Mortgage Trust
	811	(a)	2.80	(g)	06/25/69	809,534
	3,000	(a)	3.735	(g)	06/25/36	2,954,028
	3,398	(a)	4.00	(g)	10/25/68	3,453,808
	2,217	(a)	4.00	(g)	06/25/69	2,165,278
	2,256	CFMT 2020-ABC1 LLC (a)	2.00	(g)	09/25/50	2,148,023
		CFMT 2021-HB5 LLC
	4,000	(a)	2.91	(g)	02/25/31	3,949,498

Morgan Stanley Global Fixed Income Opportunities Fund

Portfolio of Investments ▪ January 31, 2022 (unaudited) continued

	2,000	(a)	5.683	(g)	02/25/31	1,999,185
	4,500	CFMT 2021-HB7 LLC (a)	5.072	(g)	10/27/31	4,452,422
	95	Chase Mortgage Finance Trust, 1 Month USD LIBOR + 0.60%	0.708	(g)	02/25/37	30,552
	62	ChaseFlex Trust	6.50		02/25/35	56,615
		CHL Mortgage Pass-Through Trust
	310		2.142	(g)	09/25/34	298,508
	133		5.50		05/25/34	137,106
	674		6.00		12/25/36	505,017
		CIM Trust
	2,795	(a)	2.568		07/25/59	2,775,002
	2,195	(a)	2.569		07/25/55	2,178,818
	3,822	(a)	2.816		10/25/61	3,781,342
		Citigroup Mortgage Loan Trust
	1,226	(a)	2.50	(g)	05/25/51	1,203,274
	2,198	(a)	2.50	(g)	09/25/51	2,150,045
	84		2.723	(g)	11/25/36	82,522
		Credit Suisse Mortgage Trust
	3,000	1 Month USD LIBOR + 3.46% (a)	3.709	(g)	05/15/23	2,994,897
	2,800	1 Month USD LIBOR + 3.71% (a)	3.821	(g)	08/15/23	2,821,800
	3,635	1 Month USD LIBOR + 3.97% (a)	4.076	(g)	04/15/23	3,650,243
		CSFB Mortgage-Backed Pass-Through Certificates
	315		6.50		12/25/33	320,629
	321		7.50		10/25/32	339,006
		CSMC Mortgage-Backed Trust
	815		5.587	(g)	04/25/37	285,491
	1,653		6.50		05/25/36	681,151
EUR	1,378	Dssv Sarl, 3 Month EURIBOR + 3.00% (Spain)	3.00	(g)	10/15/24	1,517,027
	398	E-Mac de, 3 Month EURIBOR + 0.21% (Germany)	3.178	(g)	05/25/57	442,944
	332	EMF-NL Prime, 3 Month EURIBOR + 0.80% (Netherlands)	0.232	(g)	04/17/41	359,517
	891	Eurohome Mortgages PLC, 3 Month EURIBOR + 0.21% (Germany)	0.00	(g)	08/02/50	900,817
		FMC GMSR Issuer Trust
	$1,600	(a)	4.44	(g)	10/25/26	1,573,919
	1,500	(a)	4.45	(g)	01/25/26	1,490,823
		Class A
	4,000	(a)	3.62	(g)	07/25/26	3,932,588
GBP	1,400	Great Hall Mortgages No. 1 PLC, 3 Month GBP LIBOR + 3.00% (United Kingdom)	3.236	(g)	06/18/38	1,902,772
		GSR Mortgage Loan Trust
	$91		2.385	(g)	03/25/37	68,799
	458		2.687	(g)	12/25/34	470,101
	13		2.914	(g)	05/25/35	12,650
	1,086		5.50		03/25/35	1,149,271
	236	HarborView Mortgage Loan Trust	2.14	(g)	05/19/33	239,221
	4,000	Headlands Residential 2021-RPL1 LLC (a)	2.487	(g)	09/25/26	3,962,800
EUR	908	IM Pastor 4 FTA, 3 Month EURIBOR + 0.14% (Spain)	0.00	(g)	03/22/44	954,553
	$27	Impac CMB Trust, 1 Month USD LIBOR + 0.78%	0.888	(g)	10/25/35	27,780
	139	JP Morgan Alternative Loan Trust	6.00		12/25/35	122,134
	3,494	La Hipotecaria Panamanian Mortgage Trust (Panama) (a)	4.35		07/14/52	3,555,047
EUR	1,064	Lansdowne Mortgage Securities No. 2 PLC, 3 Month EURIBOR + 0.34% (Ireland)	0.00	(g)	09/16/48	1,101,851
		Legacy Mortgage Asset Trust
	$3,478	(a)	3.25		02/25/60	3,485,128
	1,087	(a)	2.882		10/25/59	1,090,605

Morgan Stanley Global Fixed Income Opportunities Fund

Portfolio of Investments ▪ January 31, 2022 (unaudited) continued

	4,994	(a)	3.00		06/25/59	5,002,254
		Lehman Mortgage Trust
	86		5.50		02/25/36	63,030
	341		6.50		09/25/37	166,704
	401	LHOME Mortgage Trust (a)	3.868		07/25/24	402,322
		Ludgate Funding PLC
EUR	1,012	3 Month EURIBOR + 0.42% (United Kingdom)	0.00	(g)	12/01/60	1,088,537
	969	3 Month EURIBOR + 0.85% (United Kingdom)	0.278	(g)	01/01/61	1,044,598
	554	3 Month EURIBOR + 1.10% (United Kingdom)	0.528	(g)	01/01/61	583,179
GBP	1,029	Mansard Mortgages PLC, 3 Month GBP LIBOR + 3.00% (United Kingdom)	3.098	(g)	12/15/49	1,417,860
	504	3 Month GBP LIBOR + 1.10% (United Kingdom)	1.234	(g)	10/15/48	654,693
	480	3 Month GBP LIBOR + 2.00% (United Kingdom)	2.098	(g)	12/15/49	653,420
		MASTR Alternative Loan Trust
	$750		5.50		02/25/35	786,403
	835		6.00		05/25/33	870,515
	31	MASTR Asset Securitization Trust, 1 Month USD LIBOR + 6.00%	6.00	(g)	06/25/36	25,396
		Mello Mortgage Capital Acceptance
	1,774	(a)	2.50	(g)	06/25/51	1,732,379
	2,533	(a)	2.50	(g)	07/01/51	2,483,031
	2,000	Mello Warehouse Securitization Trust, 1 Month USD LIBOR + 2.80% (a)	2.908	(g)	10/25/53	1,999,424
	1,183	Merrill Lynch Mortgage Investors Trust, IO (a)	2.199	(g)	02/25/36	48,268
GBP	1,500	Mortgage Funding PLC, 3 Month GBP LIBOR + 3.20% (United Kingdom)	3.295	(g)	03/13/46	2,055,622
	$137	MortgageIT Trust, 1 Month USD LIBOR + 0.90%	1.008	(g)	10/25/35	134,461
GBP	825	Newgate Funding PLC, 3 Month GBP LIBOR + 3.00% (United Kingdom)	3.098	(g)	12/15/50	1,115,794
		Nomura Asset Acceptance Corp. Alternative Loan Trust
	$120	1 Month USD LIBOR + 0.12%	0.228	(g)	10/25/36	111,017
	100		2.473	(g)	06/25/36	93,483
	2,211		5.755	(g)	06/25/36	827,046
	5,230	NYMT Loan Trust (a)	2.944	(g)	10/25/60	5,199,195
	791	PMC PLS ESR Issuer LLC (a)	5.069		11/25/24	790,554
	2,656	Preston Ridge Partners LLC (a)	1.743	(g)	09/25/26	2,610,411
	3,251	PRMI Securitization Trust (a)	2.50	(g)	04/25/51	3,167,926
		RALI Trust
	64		6.00		04/25/36	62,851
	87		6.00		08/25/36	84,405
	42		6.00		01/25/37	39,827
	3,734	Rate Mortgage Trust (a)	2.50	(g)	11/25/51	3,654,391
AUD	480	RedZed Trust, 1 Month BBSW + 1.95% (Australia)	1.965		03/09/56	341,554
		Reperforming Loan REMIC Trust
	$169	(a)	6.50		03/25/35	172,962
	198	(a)	7.50		11/25/34	208,593
	287	RFMSI Series Trust	6.00		07/25/36	279,770
GBP	593	RMAC Securities No. 1 PLC, 3 Month GBP LIBOR + 0.47% (United Kingdom)	0.565	(g)	06/12/44	772,677
		RMF Buyout Issuance Trust
	$2,500	(a)	3.63	(g)	10/25/50	2,477,318
	1,200	(a)	3.69	(g)	11/25/31	1,185,260

Morgan Stanley Global Fixed Income Opportunities Fund

Portfolio of Investments ▪ January 31, 2022 (unaudited) continued

		RMF Proprietary Issuance Trust
	1,487	(a)	2.125	(g)	09/25/61	1,450,524
	2,110	(a)	3.25	(g)	04/26/60	2,085,032
		Seasoned Credit Risk Transfer Trust
	1,455	(a)	3.75	(g)	09/25/55	1,468,018
	2,600	(a)	4.25	(g)	08/25/59	2,626,759
	1,000	(a)	4.50	(g)	02/25/59	1,006,845
	2,200		4.75	(g)	10/25/58	2,234,933
	275	Sequoia Mortgage Trust, 1 Month USD LIBOR + 0.62%	0.724	(g)	07/20/33	262,146
	3,000	SG Commercial Mortgage Securities Trust (a)	3.477	(g)	09/15/39	2,817,734
	3,269	Stanwich Mortgage Loan Co. LLC (a)	2.735		10/16/26	3,247,381
	74	STARM Mortgage Loan Trust	2.659	(g)	10/25/37	69,079
		Structured Adjustable Rate Mortgage Loan Trust
	365		1.203	(g)	11/25/34	352,019
	436		2.45	(g)	02/25/35	440,285
	513	Structured Asset Mortgage Investments II Trust	0.876	(g)	04/19/35	511,958
	1,348	Structured Asset Securities Corp., IO (a)	4.245	(g)	07/25/35	152,253
	2,258	Structured Asset Securities Corp. Reverse Mortgage Loan Trust, 1 Month USD LIBOR + 1.85% (a)	1.958	(g)	05/25/47	2,123,421
EUR	2,812	TDA 27 FTA, 3 Month EURIBOR + 0.19% (Spain)	0.00	(g)	12/28/50	2,835,958
	$874	Toorak Mortgage Corp. Ltd.	3.721		09/25/22	876,495
	3,441	VMC Finance 2021-HT1 LLC, 1 Month USD LIBOR + 1.65% (Cayman Islands) (a)	1.753	(g)	01/18/37	3,448,056
	746	VOLT XCIII LLC (a)	1.893		02/27/51	736,055
	1,484	VOLT XCIV LLC (a)	2.24		02/27/51	1,470,789
	287	Wells Fargo Alternative Loan Trust	2.894	(g)	07/25/37	276,357
		Total Mortgages - Other (Cost $160,363,404)				159,404,717

		Senior Loan Interests (4.3%)
	1,250	ABG Intermediate Holdings 2 LLC, 2021 Term Loan B, 3 Month USD LIBOR + 3.25%	4.00	(g)	09/27/24	1,249,669
	1,000	Air Canada, 2021 Term Loan B, 3 Month USD LIBOR + 3.50% (Canada)	4.25	(g)	08/11/28	1,004,790
	1,500	American Airlines, Inc., 2018 Term Loan B, 1 Month USD LIBOR + 1.75%	1.855	(g)	06/27/25	1,456,560
	1,244	Arches Buyer, Inc., 2021 Term Loan B, 1 Month USD LIBOR + 3.25%	3.75	(g)	12/06/27	1,237,170
	1,196	Associated Asphalt Partners, LLC, 2017 Term Loan B, 1 Month USD LIBOR + 5.25%	6.25	(g)	04/05/24	1,048,253
	1,342	Banff Merger Sub, Inc., 2021 USD Term Loan, 3 Month USD LIBOR + 3.75%	3.974	(g)	10/02/25	1,339,326
	613	BJ's Wholesale Club, Inc., 2017 1st Lien Term Loan, 1 Month USD LIBOR + 2.00%	2.113	(g)	02/03/24	613,560
	1,979	BWAY Holding Co., 2017 Term Loan B, 1 Month USD LIBOR + 3.25%	3.354	(g)	04/03/24	1,963,658
	616	Carrols Restaurant Group, Inc., Term Loan B, 1 Month USD LIBOR + 3.25%	3.36	(g)	04/30/26	601,118
	1,485	Clear Channel Outdoor Holdings, Inc., Term Loan B, 3 Month USD LIBOR + 3.50%	3.799	(g)	08/21/26	1,466,532
	1,487	Cogeco Communications Finance (USA), LP, Term Loan B, 1 Month USD LIBOR + 2.00%	2.105	(g)	01/03/25	1,477,983
	869	Cornerstone Building Brands, Inc., 2021 Term Loan B, 1 Month USD LIBOR + 3.25%	3.75	(g)	04/12/28	868,277

Morgan Stanley Global Fixed Income Opportunities Fund

Portfolio of Investments ▪ January 31, 2022 (unaudited) continued

	1,244	CP Atlas Buyer, Inc., 2021 Term Loan B, 3 Month USD LIBOR + 3.75%	4.25	(g)	11/23/27	1,240,551
	1,980	Creative Artists Agency, LLC, 2019 Term Loan B, 1 Month USD LIBOR + 3.75%	3.855	(g)	11/27/26	1,976,858
	1,982	CSC Holdings, LLC, 2019 Term Loan B5, 1 Month USD LIBOR + 2.50%	2.606	(g)	04/15/27	1,966,356
	6,000	Cuenca DPR Term Loan (Cayman Islands)		(i)	12/15/26	5,992,500
	978	DirecTV Financing, LLC, Term Loan, 3 Month USD LIBOR + 5.00%	5.75	(g)	08/02/27	980,100
	825	Forest City Enterprises, L.P., 2019 Term Loan B, 1 Month USD LIBOR + 3.50%	3.605	(g)	12/08/25	820,735
	1,031	Garda World Security Corporation, 2021 Term Loan B, 1 Month USD LIBOR + 4.25% (Canada)	4.36	(g)	10/30/26	1,034,571
	1,182	H Food Holdings LLC, 2018 Term Loan B, 1 Month USD LIBOR + 3.69%	3.793	(g)	05/23/25	1,176,214
	1,120	iHeartCommunications, Inc., 2020 Term Loan, 1 Month USD LIBOR + 3.00%	3.105	(g)	05/01/26	1,115,872
EUR	965	Ineos Finance PLC, 2017 EUR Term Loan B, 1 Month EURIBOR + 2.00% (Luxembourg)	2.00	(g)	04/01/24	1,077,472
	$1,233	Lions Gate Capital Holdings LLC, 2018 Term Loan B, 1 Month USD LIBOR + 2.25%	2.354	(g)	03/24/25	1,228,458
	9	Midas Intermediate Holdco II, LLC, 2020 Term Loan B, 3 Month USD LIBOR + 7.75%	8.50	(g)	12/22/25	8,032
	1,492	Rackspace Technology Global, Inc., 2021 Term Loan B, 3 Month USD LIBOR + 2.75%	3.50	(g)	02/15/28	1,480,273
	1,983	Scientific Games International, Inc., 2018 Term Loan B5, 1 Month USD LIBOR + 2.75%	2.855	(g)	08/14/24	1,979,495
	1,200	Surgery Center Holdings, Inc., 2021 Term Loan, 1 Month USD LIBOR + 3.75%	4.50	(g)	08/31/26	1,200,618
	770	Titan Acquisition Limited, 2018 Term Loan B, 1 Month USD LIBOR + 3.00% (Canada)	3.354	(g)	03/28/25	761,051
	990	US Foods, Inc., 2019 Term Loan B, 1 Month USD LIBOR + 2.00%	2.105	(g)	09/13/26	981,549
	1,486	Wand NewCo 3, Inc., 2020 Term Loan, 3 Month USD LIBOR + 3.00%	3.175	(g)	02/05/26	1,466,448
		Senior Loan Interests (Cost $40,925,215)				40,814,049

		Supranational (0.6%)
	1,700	African Export-Import Bank (The) (a)	3.798		05/17/31	1,700,298
		Banque Ouest Africaine de Developpement
EUR	1,460	(a)	2.75		01/22/33	1,685,606
	$2,200	(a)	4.70		10/22/31	2,373,580
		Total Supranational (Cost $5,713,589)				5,759,484

NUMBER OF SHARES
Investment Company (1.1%)
202,800	iShares Short-Term Corporate Bond ETF (c) (Cost $11,072,669)	10,795,044

Morgan Stanley Global Fixed Income Opportunities Fund

Portfolio of Investments ▪ January 31, 2022 (unaudited) continued

PRINCIPAL AMOUNT (000)		COUPON RATE	MATURITY DATE
	Short-Term Investments (6.7%)
	U.S. Treasury Securities (2.5%)
	U.S. Treasury Bills
$21,000	(j)	0.048%	02/10/22–03/03/22	20,999,727
2,610	(j)(k)	0.059	07/14/22	2,605,008
280	(j)	0.063	07/14/22	279,464
	Total U.S. Treasury Securities (Cost $23,888,958)			23,884,199

NUMBER OF SHARES (000)
	Investment Company (2.2%)
20,777	Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class (l) (Cost $20,776,679)	20,776,679
	Securities held as Collateral on Loaned Securities (2.0%)
	Investment Company (2.0%)
19,683	Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class (l) (Cost $19,683,015)	19,683,015
	Total Short-Term Investments (Cost $64,348,652)	64,343,893

Total Investments (Cost $967,756,308) including $24,588,780 of Securities Loaned (m)(n)(o)	99.6%	955,289,963
Other Assets in Excess of Liabilities	0.4	4,276,987
Net Assets	100.0%	$959,566,950

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund's prospectus and/or statement of additional information relating to geographic classifications.

BBSW	Australia’s Bank Bill Swap.
ETF	Exchange Traded Fund.
EURIBOR	Euro Interbank Offered Rate.
IO	Interest Only.
LIBOR	London Interbank Offered Rate.
PAC	Planned Amortization Class.
REMIC	Real Estate Mortgage Investment Conduit.
SONIA	Sterling Overnight Interbank Average Rate.
(a)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(b)	Capital appreciation bond.
(c)	All or a portion of this security was on loan. The value of loaned securities and related collateral outstanding at January 31, 2022, were $24,588,780 and $25,029,168, respectively. The Fund received cash collateral of $19,683,015, which was subsequently invested in Morgan Stanley Institutional Liquidity Funds - Goverment Portfolio - Institutional Class as reported in the Portfolio of Investments. In addition, the Fund received non-cash collateral of $5,346,153 in the form of U.S. Government obligations, which the Fund cannot sell or re-pledge and accordingly are not reflected in the Portfolio of Investments. The Fund has the right under the securities lending agreement to recover the securities from the borrower on demand.
(d)	Perpetual — One or more securities do not have a predetermined maturity date. Rates for these securities are fixed for a period of time, after which they revert to a floating rate. Interest rates in effect are as of January 31, 2022.
(e)	Multi-step — Coupon rate changes in predetermined increments to maturity. Rate disclosed is as of January 31, 2022. Maturity date disclosed is the ultimate maturity date.
(f)	Amount is less than 0.05%.
(g)	Floating or variable rate securities: The rates disclosed are as of January 31, 2022. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description in the Portfolio of Investments. Certain variable rate securities may not be based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description in the Portfolio of Investments.
(h)	Inverse Floating Rate Security - Interest rate fluctuates with an inverse relationship to an associated interest rate. Indicated rate is the effective rate at January 31, 2022.
(i)	Unsettled Position. The contract rate does not take effect until settlement date.
(j)	Rate shown is the yield to maturity at January 31, 2022.
(k)	All or a portion of the security was pledged to cover margin requirements for swap agreements.

Morgan Stanley Global Fixed Income Opportunities Fund

Portfolio of Investments ▪ January 31, 2022 (unaudited) continued

(l)	The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio - (the "Liquidity Funds"), an open-end management investment company managed by the Adviser, both directly and as a portion of the securities held as collateral on loaned securities. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the three months ended January 31, 2022, advisory fees paid were reduced by $3,985 relating to the Fund's investment in the Liquidity Funds.
(m)	Securities are available for collateral in connection with purchase of securities on a forward commitment basis, open foreign currency forward exchange contracts, futures contracts and swap agreement.
(n)	The Fund is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Trustees in compliance with Rule 17a-7 under the Act (the "Rule"). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the three months ended January 31, 2022, the Fund did not engage in any cross-trade transactions.
(o)	At January 31, 2022, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $16,452,698 and the aggregate gross unrealized depreciation is $25,175,634, resulting in net unrealized depreciation of $8,722,936.

Foreign Currency Forward Exchange Contracts: The Fund had the following foreign currency forward exchange contracts open at January 31, 2022:

COUNTERPARTY	CONTRACTS TO DELIVER		IN EXCHANGE FOR		DELIVERY DATE	UNREALIZED APPRECIATION (DEPRECIATION)
Citibank NA	AUD	2,240,220		$1,575,887	02/01/22	$(8,060)
Bank of America NA		$2,877,912	CNH	18,271,000	02/18/22	(12,602)
Bank of America NA		$2,596,902	JPY	294,390,000	02/18/22	(38,458)
Barclays Bank PLC	GBP	19,110,417		$25,714,117	02/18/22	15,187
Barclays Bank PLC		$2,235,571	EUR	1,980,283	02/18/22	(10,112)
Barclays Bank PLC		$843,348	GBP	635,993	02/18/22	11,910
Barclays Bank PLC		$199,497	MXN	4,201,549	02/18/22	3,659
BNP Paribas SA	AUD	1,092,260		$768,984	02/18/22	(3,340)
BNP Paribas SA	CNH	72,038,051		$11,219,189	02/18/22	(78,024)
BNP Paribas SA	EUR	2,665,000		$2,970,295	02/18/22	(24,655)
BNP Paribas SA	RUB	166,156,000		$2,122,247	02/18/22	(18,879)
BNP Paribas SA		$2,489,991	EUR	2,200,000	02/18/22	(17,612)
BNP Paribas SA		$3,468,533	PLN	14,200,000	02/18/22	7,645
Citibank NA		$1,575,972	AUD	2,240,220	02/18/22	8,060
Citibank NA		$29,033	HUF	9,344,807	02/18/22	450
Goldman Sachs International	SEK	46,970,000		$5,198,937	02/18/22	161,131
Goldman Sachs International		$786,841	AUD	1,088,861	02/18/22	(16,921)
Goldman Sachs International		$3,444,023	CZK	77,605,000	02/18/22	132,775
Goldman Sachs International		$411,703	MXN	8,508,344	02/18/22	(302)
HSBC Bank PLC		$203,596	MXN	4,252,366	02/18/22	2,017
JPMorgan Chase Bank NA	EUR	4,590,000		$5,208,608	02/18/22	50,327
JPMorgan Chase Bank NA		$2,691,364	GBP	2,000,000	02/18/22	(1,843)
JPMorgan Chase Bank NA		$3,433,056	HUF	1,105,815,193	02/18/22	55,854
JPMorgan Chase Bank NA		$1,828,303	MXN	38,075,848	02/18/22	12,768
JPMorgan Chase Bank NA		$194,244	MXN	4,006,581	02/18/22	(515)
JPMorgan Chase Bank NA		$4,963,927	RUB	366,925,000	02/18/22	(235,645)
JPMorgan Chase Bank NA	ZAR	31,375,135		$1,965,202	02/18/22	(71,624)
JPMorgan Chase Bank NA	ZAR	7,816,112		$488,474	02/18/22	(18,937)
JPMorgan Chase Bank NA	ZAR	46,253,162		$3,009,932	02/18/22	7,246
Standard Chartered Bank		$1,427,912	AUD	1,963,440	02/18/22	(39,587)
Standard Chartered Bank		$2,487,817	EUR	2,231,836	02/18/22	20,339
State Street Bank and Trust Co.		$5,291,251	JPY	602,675,000	02/18/22	(53,607)
UBS AG	AUD	17,505,126		$12,838,890	02/18/22	461,226
UBS AG	MXN	26,588,127		$1,281,752	02/18/22	(3,856)
UBS AG		$24,908	AUD	34,859	02/18/22	(260)
UBS AG		$4,621,323	AUD	6,459,856	02/18/22	(53,637)
UBS AG		$38,432	CHF	35,285	02/18/22	(338)
UBS AG		$5,193,100	EUR	4,589,855	02/18/22	(34,981)
UBS AG		$206,616	MXN	4,238,431	02/18/22	(1,676)
UBS AG		$670,993	MXN	14,070,822	02/18/22	9,370
UBS AG		$306,818	MXN	6,441,706	02/18/22	4,656
UBS AG		$295,378	MXN	6,494,379	02/18/22	18,643
UBS AG		$295,549	ZAR	4,612,424	02/18/22	3,883
UBS AG	ZAR	57,978,329		$3,620,010	02/18/22	(143,857)
UBS AG	ZAR	3,891,277		$244,052	02/18/22	(8,564)
UBS AG	ZAR	11,630,371		$736,131	02/18/22	(18,895)
Westpac Banking Corp.	EUR	159,584,653		$181,812,721	02/18/22	2,470,119
Westpac Banking Corp.		$985,359	AUD	1,397,214	02/18/22	2,595
						$2,543,073

Morgan Stanley Global Fixed Income Opportunities Fund

Portfolio of Investments ▪ January 31, 2022 (unaudited) continued

Futures Contracts: The Fund had the following futures contracts open at January 31, 2022:

	NUMBER OF CONTRACTS	EXPIRATION DATE	NOTIONAL AMOUNT (000)		VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
Long:
U.S. Treasury Ultra Bond (United States)	17	Mar-22		$1,700	$3,211,938	$(21,219)
U.S. Treasury Long Bond (United States)	14	Mar-22		1,400	2,178,750	16,625
Short:
German Euro Bund (Germany)	5	Mar-22	EUR	(500)	(949,934)	3,370
Euro Bobl (Germany)	57	Mar-22		(5,700)	(8,468,209)	22,661
U.S. Treasury10 yr. Note (United States)	81	Mar-22		$(8,100)	(10,365,469)	(78)
U.S. Treasury Ultra Long Bond (United States)	111	Mar-22		(11,100)	(15,853,922)	191,711
U.S. Treasury 5 yr. Note (United States)	363	Mar-22		(36,300)	(43,270,734)	177,057
U.S. Treasury 2 yr. Note (United States)	240	Mar-22		(48,000)	(51,997,500)	362,153
						$752,280

Credit Default Swap Agreement: The Fund had the following credit default swap agreement open at January 31, 2022:

SWAP COUNTERPARTY AND REFERENCE OBLIGATION	CREDIT RATING OF REFERENCE OBLIGATION (UNAUDITED)†	BUY/SELL PROTECTION	PAY/RECEIVE FIXED RATE	PAYMENT FREQUENCY	MATURITY DATE	NOTIONAL AMOUNT (000)	VALUE	UPFRONT PAYMENT RECEIVED	UNREALIZED APPRECIATION
Morgan Stanley & Co. LLC* CDX.NA.HY.37	NR	Buy	5.00%	Quarterly	12/20/26	$39,999	$(2,968,978)	$(3,417,034)	$448,056

†		Credit rating as issued by Standard & Poor's.
*		Cleared swap agreement, the broker is Morgan Stanley & Co. LLC.
Bobl		Bundesobligation.
NR		Not rated.
AUD	—	Australian Dollar
CHF	—	Swiss Franc
CNH	—	Chinese Yuan Renminbi Offshore
CNY	—	Chinese Yuan Renminbi
CZK	—	Czech Koruna
EGP	—	Egyptian Pound
EUR	—	Euro
GBP	—	British Pound
HUF	—	Hungarian Forint
JPY	—	Japanese Yen
MXN	—	Mexican Peso
PLN	—	Polish Zloty
RUB	—	Russian Ruble
SEK	—	Swedish Krona
USD	—	United States Dollar
ZAR	—	South African Rand

PORTFOLIO COMPOSITION* as of 01/31/22	Percentage of Total Investments
Corporate Bonds	43.9%
Mortgages - Other	17.0
Asset-Backed Securities	15.4
Sovereign	10.3
Short-Term Investments	4.8
Variable Rate Senior Loan Interests	4.4
Commercial Mortgage-Backed Securities	2.0
Investment Company	1.2
Supranational	0.6
Collateralized Mortgage Obligations - Agency Collateral Series	0.4
Agency Fixed Rate Mortgages	0.0	**
Total Investments	100.0	%***

* Percentages indicated are based upon total investments (excluding Securities held as Collateral on Loaned Securities) as of January 31, 2022.
** Amount is less than 0.05%.
*** Does not include open long/short futures contracts with a value of $136,296,456 and net unrealized appreciation of $752,280. Does not include open foreign currency forward exchange contracts with net unrealized appreciation of $2,543,073. Also does not include an open swap agreement with total unrealized appreciation of $448,056.

Morgan Stanley Global Fixed Income Opportunities Fund

Notes to Portfolio of Investments ▪ January 31, 2022 (unaudited)

In March 2020, the Financial Accounting Standards Board (“FASB”) issued an Accounting Standard Update, ASU 2020-04, Reference Rate Reform (Topic 848) - Facilitation of the Effects of Reference Rate Reform on Financial Reporting (“ASU 2020-04”), which provides optional, temporary relief with respect to the financial reporting of contracts subject to certain types of modifications due to the planned discontinuation of the London Interbank Offered Rate ("LIBOR") and other Interbank Offered Rate (“IBOR”) based reference rates at the end of 2021. The temporary relief provided by ASU 2020-04 is effective for certain reference rate-related contract modifications that occur during the period from March 12, 2020 through December 31, 2022. Management evaluated the impact of ASU 2020-04 on the Fund's investments, derivatives, debt and other contracts that will undergo reference rate-related modifications as a result of the reference rate reform and does not expect there will be any significant impact to the Fund.

Valuation of Investments - (1) Certain portfolio securities may be valued by an outside pricing service/vendor approved by the Fund's Board of Trustees (the "Trustees"). The pricing service/vendor may employ a pricing model that takes into account, among other things, bids, yield spreads and/or other market data and specific security characteristics. Alternatively, if a valuation is not available from an outside pricing service/vendor, and the security trades on an exchange, the security may be valued at its latest reported sale price (or at the exchange official closing price if such exchange reports an official closing price), prior to the time when assets are valued. If there are no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available in the relevant exchanges. If only bid prices are available then the latest bid price may be used. If Morgan Stanley Investment Management Inc. (the “Adviser”) or Morgan Stanley Investment Management Limited (“MSIM Limited”), each a wholly-owned subsidiary of Morgan Stanley, determines that the price provided by the outside pricing service/vendor or exchange does not reflect the security’s fair value or is unable to provide a price, prices from brokers or dealers may also be utilized. In these circumstances, the value of the security will be the mean of bid and asked prices obtained from brokers or dealers; (2) an equity portfolio security listed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), and if there were no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant exchanges. If only bid prices are available then the latest bid price may be used. Listed equity securities not traded on the valuation date with no reported bid and asked prices available on the exchange are valued at the mean between the current bid and asked prices obtained from one or more reputable brokers or dealers. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (3) all other equity portfolio securities for which over-the-counter (“OTC”) market quotations are readily available are valued at the latest reported sales price (or at the market official closing price if such market reports an official closing price), and if there was no trading in the security on a given day and if there is no official closing price from relevant markets for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant markets. An unlisted equity security that does not trade on the valuation date and for which bid and asked prices from the relevant markets are unavailable is valued at the mean between the current bid and asked prices obtained from one or more reputable brokers or dealers; (4) when market quotations are not readily available, including circumstances under which the Adviser or the Sub-Adviser, determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security’s market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Trustees). Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the New York Stock Exchange ("NYSE"). If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Trustees or by the Adviser using a pricing service and/or procedures approved by the Trustees; (5) certain senior collateralized loans ("Senior Loans") are valued based on quotations received from an independent pricing service; (6) futures are valued at the settlement price on the exchange on which they trade or, if a settlement price is unavailable, at the last sale price on the exchange; (7) OTC swaps may be valued by an outside pricing service approved by the Trustees or quotes from a broker or dealer. Swaps cleared on a clearinghouse or exchange may be valued using the closing price provided by the clearinghouse or exchange; (8) quotations of foreign portfolio securities, other assets and liabilities and forward contracts stated in foreign currency are translated into U.S. dollar equivalents at the prevailing market rates prior to the close of the NYSE; and (9) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day.

The Trustees have responsibility for determining in good faith the fair value of the investments, and the Trustees may appoint others, such as the Fund’s Adviser or a valuation committee, to assist the Trustees in determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Trustees. Under procedures approved by the Trustees, the Fund's Adviser has formed a Valuation Committee whose members are approved by the Trustees. The Valuation Committee provides administration and oversight of the Fund’s valuation policies and procedures, which are reviewed at least annually by the Trustees. These procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Fair Valuation Measurements

FASB Accounting Standards CodificationTM ("ASC") 820, "Fair Value Measurement" ("ASC 820"), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs); and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below:

• Level 1 – unadjusted quoted prices in active markets for identical investments

• Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 – significant unobservable inputs including the Fund’s own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Fund's investments as of January 31, 2022:

INVESTMENT TYPE	LEVEL 1 UNADJUSTED QUOTED PRICES	LEVEL 2 OTHER SIGNIFICANT OBSERVABLE INPUTS	LEVEL 3 SIGNIFICANT UNOBSERVABLE INPUTS	TOTAL
Assets:
Fixed Income Securities
Corporate Bonds	$—	$410,418,931	$—	$410,418,931
Sovereign	—	97,386,797	—	97,386,797
Agency Fixed Rate Mortgages	—	44,315	—	44,315
Asset-Backed Securities	—	143,739,919	—	143,739,919
Collateralized Mortgage Obligations - Agency Collateral Series	—	3,732,597	—	3,732,597
Commercial Mortgage-Backed Securities	—	18,850,217	—	18,850,217
Mortgages - Other	—	159,404,717	—	159,404,717
Senior Loan Interests	—	40,814,049	—	40,814,049
Supranational	—	5,759,484	—	5,759,484
Total Fixed Income Securities	—	880,151,026	—	880,151,026
Investment Company	10,795,044	—	—	10,795,044
Short-Term Investments
U.S. Treasury Securities	—	23,884,199	—	23,884,199
Investment Company	40,459,694	—	—	40,459,694
Total Short-Term Investments	40,459,694	23,884,199	—	64,343,893
Foreign Currency Forward Exchange Contracts	—	3,459,860	—	3,459,860
Futures Contracts	773,577	—	—	773,577
Credit Default Swap Agreement	—	448,056	—	448,056
Total Assets	52,028,315	907,943,141	—	959,971,456
Liabilities:
Foreign Currency Forward Exchange Contracts	—	(916,787)	—	(916,787)
Futures Contracts	(21,297)	—	—	(21,297)
Total Liabilities	(21,297)	(916,787)	—	(938,084)
Total	$52,007,018	$907,026,354	$—	$959,033,372

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes.